Current and long-term debt - ING credit facility (Details) $ in Thousands	1 Months Ended
	May 31, 2020 USD ($)	Jun. 30, 2018 USD ($)
ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 251,400	$ 179,200
Borrowings instrument term	5 years
ING Credit Facility [Member] | First 12 installment [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,100
ING Credit Facility [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding		72,100
Borrowings		$ 72,100
Number of vessels	5
ING Credit Facility [Member] | Remainder of Payments [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	$ 60,200